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                                 Weitz Partners, Inc.
                             One Pacific Place, Suite 600
                                1125 South 103 Street
                              Omaha, Nebraska 68124-6008


                                                                 May 1, 1998

Securities & Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington D.C. 20549

     Re: Weitz Partners, Inc.
          33 Act Reg. No. 33-66714
          40 Act Reg. No. 811-07918

Ladies and Gentlemen:

     On behalf of Weitz Partners, Inc. and in conjunction with the filing requirements of Rule 497(c), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after April 30, 1998, the effective date of the filing of Form N1-A of Weitz Partners, Inc. from the Prospectus and Statement of Additional Information included in such filing.

                                             Sincerely,

                                             /s/ Mary K. Beerling

                                             Mary K. Beerling
                                             Vice President
                                             Weitz Partners, Inc.